Supplementary insurance information	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information
Schedule III
Supplementary insurance information

Column A	Column B	Column C	Column D	Column E	Column F
Segment
Amounts in million EUR	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue
2019
Americas	8,592	180,522	5,770	2,117	8,515
The Netherlands	360	67,382	56	944	2,123
United Kingdom	878	94,570	18	5	6,309
Southern & Eastern Europe	45	2,271	35	104	728
Asia	487	7,770	121	18	460
Holding and other activities	-	16	1	-	3
Eliminations 1)	-	(1,655)	-	-	-
Total	10,362	350,876	6,002	3,188	18,138

2018
Americas	8,816	166,644	5,125	2,100	8,403
The Netherlands	66	60,046	62	934	1,987
United Kingdom	859	76,255	16	5	7,539
Southern & Eastern Europe	74	2,483	31	102	785
Asia	665	7,709	106	16	600
Holding and other activities	-	12	2	-	2
Eliminations 1)	-	(1,648)	-	-	-
Total	10,480	311,501	5,341	3,158	19,316

2017
Americas	8,188	171,122	5,241	1,982	9,383
The Netherlands	76	62,476	61	932	2,208
United Kingdom	903	65,053	14	6	9,635
Southern & Eastern Europe	71	2,707	23	101	783
Asia	490	6,582	100	15	816
Holding and other activities	-	16	8	-	1
Eliminations 1)	-	(1,615)	-	-	-
Total	9,729	306,341	5,447	3,036	22,826

1
Comparative figures have been reclassified. The intercompany eliminations have been removed from the individual reporting units and included in a separate line as ‘Eliminations’. This reclassification is not considered material as there is no effect on consolidated group figures.

The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.
Deferred policy acquisition costs also include deferred costs of reinsurance.

	Column G	Column H	Column I	Column J	Column K
Amounts in million EUR	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2019
Americas	3,166	8,484	582	3,181	6,360
The Netherlands	2,224	3,416	3	880	2,090
United Kingdom	1,830	7,722	100	607	6,120
Southern & Eastern Europe	71	497	34	288	710
Asia	254	337	36	88	413
Asset Management	-	-	-	388	-
Holding and other activities	-	5	-	153	12
Eliminations 1)	(15)	(3)	-	(187)	-
Total	7,531	20,459	754	5,399	15,704

2018
Americas	3,121	7,767	720	3,219	6,069
The Netherlands	2,265	3,547	20	792	1,960
United Kingdom	1,346	9,221	101	604	7,299
Southern & Eastern Europe	77	562	49	314	765
Asia	225	233	24	91	550
Asset Management	-	-	-	371	-
Holding and other activities	6	6	-	127	10
Eliminations 1)	(4)	(5)	-	(206)	-
Total	7,035	21,331	914	5,311	16,653

2017
Americas	3,362	8,585	552	2,953	6,387
The Netherlands	2,172	4,430	19	911	2,192
United Kingdom	1,517	11,798	111	646	9,266
Southern & Eastern Europe	80	569	54	301	764
Asia	203	155	33	96	778
Asset Management	-	-	-	394	-
Holding and other activities	8	5	-	76	8
Eliminations 1)	(4)	(4)	-	(221)	-
Total	7,338	25,537	770	5,155	19,395

1
Comparative figures have been reclassified. The intercompany eliminations have been removed from the individual reporting units and included in a separate line as ‘Eliminations’. This reclassification is not considered material as there is no effect on consolidated group figures.